Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Value-Added Tax Receivable		$ 224	$ 188	$ 575
Advanced payment to suppliers		1,025	220	43
Deposits, current		3	5	5
Total other current assets		1,252	414	627
Other current assets			$ 1	$ 4
SEALS Corp
Value-Added Tax Receivable	$ 315	224
Advanced payment to suppliers	454	1,025
Deposits, current	4	3
Total other current assets	$ 773	$ 1,252